Supplemental Oil and Gas Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2014
Extractive Industries [Abstract]
Capitalized Costs Relating to Oil and Natural Gas Producing Activities

The total amount of capitalized costs relating to oil and natural gas producing activities and the total amount of related accumulated depreciation, depletion and amortization is as follows at the dates indicated.

	For the Year Ended December 31,
	2014	2013	2012
	(In thousands)
MRD Segment:
Evaluated oil and natural gas properties	$1,268,873	$897,511	$742,404
Unevaluated oil and natural gas properties	48,229	44,453	24,629
Accumulated depletion, depreciation, and amortization	(276,837)	(160,620)	(122,712)
Subtotal	$1,040,265	$781,344	$644,321
MEMP Segment:
Evaluated oil and natural gas properties (1)	$3,329,338	$2,077,344	$1,849,457
Support equipment and facilities	185,997	5,910	5,760
Unevaluated oil and natural gas properties	—	1,960	6,964
Accumulated depletion, depreciation, and amortization (1)	(1,057,398)	(462,742)	(345,579)
Subtotal	$2,457,937	$1,622,472	$1,516,602
Consolidated:
Evaluated oil and natural gas properties (1)	$4,598,211	$2,974,855	$2,591,861
Support equipment and facilities	185,997	5,910	5,760
Unevaluated oil and natural gas properties	48,229	46,413	31,593
Accumulated depletion, depreciation, and amortization (1)	(1,334,235)	(623,362)	(468,291)
Total	$3,498,202	$2,403,816	$2,160,923

(1)	Amounts do not include costs for SPBPC and related support equipment.

Costs Incurred for Property Acquisitions, Exploration and Development

Costs incurred in property acquisition, exploration and development activities were as follows for the periods indicated:

	For the Year Ended December 31,
	2014	2013	2012
	(In thousands)
MRD Segment:
Property acquisition costs, proved	$74,490	$56,108	$87,857
Property acquisition costs, unproved	24,310	19,975	5,293
Exploration and extension well costs	209,532	13,313	212
Development	181,026	191,350	99,028
Subtotal	$489,358	$280,746	$192,390
MEMP Segment:
Property acquisition costs, proved	$983,796	$37,786	$278,246
Exploration and extension well costs	—	—	42,430
Development (1)	306,751	164,920	99,395
Subtotal	$1,290,547	$202,706	$420,071
Consolidated:
Property acquisition costs, proved	$1,058,286	$93,894	$366,103
Property acquisition costs, unproved	24,310	19,975	5,293
Exploration and extension well costs	209,532	13,313	42,642
Development (1)	487,777	356,270	198,423
Total	$1,779,905	$483,452	$612,461

(1)	Amounts do not include costs for SPBPC and related support equipment.

Weighted Average Benchmark Product Prices

The weighted-average benchmark product prices used for valuing the reserves are based upon the average of the first-day-of-the-month price for each month within the period January through December of each year presented:

	2014	2013	2012
Oil ($/Bbl)
West Texas Intermediate (1)	$91.48	$93.42	$91.33

NGL ($/Bbl)
West Texas Intermediate (1)	$91.48	$93.42	$91.75

Natural Gas ($/Mmbtu)
Henry Hub (2)	$4.35	$3.67	$2.75

(1)	The unweighted average West Texas Intermediate price was adjusted by lease for quality, transportation fees, and a regional price differential.
(2)	The unweighted average Henry Hub price was adjusted by lease for energy content, compression charges, transportation fees, and regional price differentials.

Reserve Quantity Information

The following tables set forth estimates of the net reserves as of December 31, 2014, 2013, and 2012 respectively:

	For the Year Ended December 31, 2014
	Oil (MBbls)	Gas (MMcf)	NGLs (MBbls)	Equivalent (MMcfe)
Proved developed and undeveloped reserves:
Beginning of the year	50,459	1,409,393	71,422	2,140,683
Extensions and discoveries	2,674	196,250	10,587	275,815
Purchase of minerals in place	69,364	35,222	23,598	592,996
Production	(4,042)	(105,295)	(4,363)	(155,718)
Sales of minerals in place	(623)	(10,815)	(950)	(20,253)
Revision of previous estimates	(5,659)	215,801	11,773	252,467
End of year (1)	112,173	1,740,556	112,067	3,085,990

Proved developed reserves:
Beginning of year	25,667	651,345	29,863	984,535
End of year	58,431	772,578	55,463	1,455,934

Proved undeveloped reserves:
Beginning of year	24,792	758,048	41,559	1,156,148
End of year	53,742	967,978	56,604	1,630,056

(1)	Includes reserves of 1,452,457 MMcfe attributable to noncontrolling interests.

	For the Year Ended December 31, 2013
	Oil (MBbls)	Gas (MMcf)	NGLs (MBbls)	Equivalent (MMcfe)
Proved developed and undeveloped reserves:
Beginning of the year	51,042	1,343,818	70,818	2,074,982
Extensions and discoveries	7,449	190,744	10,065	295,832
Purchase of minerals in place	330	48,109	1,275	57,737
Production	(2,429)	(70,016)	(3,089)	(103,122)
Sales of minerals in place	(599)	(14,137)	(1,573)	(27,169)
Revision of previous estimates	(5,334)	(89,125)	(6,074)	(157,577)
End of year (1)	50,459	1,409,393	71,422	2,140,683

Proved developed reserves:
Beginning of year	27,597	622,381	28,268	957,573
End of year	25,667	651,345	29,863	984,535

Proved undeveloped reserves:
Beginning of year	23,445	721,437	42,550	1,117,409
End of year	24,792	758,048	41,559	1,156,148

(1)	Includes reserves of 966,335 MMcfe attributable to noncontrolling interests and previous owners.

	For the Year Ended December 31, 2012
	Oil (MBbls)	Gas (MMcf)		NGLs (MBbls)	Equivalent (MMcfe)
Proved developed and undeveloped reserves:
Beginning of the year	37,984	1,509,086		68,076	2,145,454
Extensions and discoveries	8,190	61,888		3,831	134,010
Purchase of minerals in place	12,436	141,732		8,974	270,190
Production	(1,888)	(53,875)		(1,643)	(75,056)
Sales of minerals in place	(4,218)	(4,942)		—	(30,250)
Revision of previous estimates	(1,462)	(310,071)		(8,420)	(369,366)
End of year (1)	51,042	1,343,818		70,818	2,074,982

Proved developed reserves:
Beginning of year	21,439	604,988		17,659	839,577
End of year	27,597	622,381		28,268	957,573

Proved undeveloped reserves:
Beginning of year	16,545	904,098		50,417	1,305,877
End of year	23,445	721,437	#	42,550	1,117,409

(1)	Includes reserves of 605,680 MMcfe attributable to noncontrolling interests and previous owners.

Discounted Future Net Cash Flows

Standardized Measure

The standardized measure of discounted future net cash flows is as follows:

	For the Year Ended December 31,
	2014	2013	2012
	(In thousands)
Future cash inflows	$21,505,195	$12,614,999	$11,432,968
Future production costs	(5,841,650)	(4,306,398)	(3,513,843)
Future development costs	(2,665,833)	(2,038,803)	(1,681,721)
Future income tax expense (1)	(1,789,031)	—	—
Future net cash flows for estimated timing of cash flows	11,208,681	6,269,798	6,237,404
10% annual discount for estimated timing of cash flows	(6,486,539)	(3,192,733)	(3,326,893)
Standardized measure of discounted future net cash flows (2)	$4,722,142	$3,077,065	$2,910,511

(1)

Our predecessor was a pass through entity and was subject to the Texas margin tax which has a maximum effective rate of 0.7% of gross income apportioned to Texas. Due to immateriality, we have excluded the impact of this tax for the years ended December 31, 2013 and 2012.

(2)	Includes $2,756,848, $1,529,216 and $1,113,453 attributable to both noncontrolling interests and previous owners for the years ended December 31, 2014, 2013 and 2012, respectively.

Summary of the Changes in the Standardized Measure of Future Net Cash Flows

The following is a summary of the changes in the standardized measure of discounted future net cash flows for the proved oil and natural gas reserves during each of the years in the three year period ended December 31, 2014:

	For the Year Ended December 31,
	2014	2013	2012
	(In thousands)
Beginning of year	$3,077,065	$2,910,511	$2,885,485
Sale of oil and natural gas produced, net of production costs	(687,717)	(430,964)	(267,339)
Purchase of minerals in place	1,558,759	74,337	474,337
Sale of minerals in place	(47,791)	(54,091)	(154,963)
Extensions and discoveries	697,931	437,427	393,102
Changes in income taxes, net	(1,058,815)	—	1,947
Changes in prices and costs	196,530	(85,731)	(733,962)
Previously estimated development costs incurred	480,466	261,787	130,750
Net changes in future development costs	(201,177)	(17,514)	(68,471)
Revisions of previous quantities	665,089	(327,926)	(267,375)
Accretion of discount	307,707	287,535	288,743
Change in production rates and other	(265,905)	21,694	228,257
End of year	$4,722,142	$3,077,065	$2,910,511